ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables

		As at December 31
(In millions of dollars)	Note	2019	2018

Customer accounts receivable		1,579	1,529
Other accounts receivable		785	762
Allowance for doubtful accounts	15	(60)	(55)

Total accounts receivable		2,304	2,236